Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer Agency	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 2,405,080	$ 2,350,484
Percentage Of Cash And Cash Equivalents Held Financial Institution	36.00%
Percentage Of Short Term Investments Held Financial Institution	20.00%
Accounts receivable	$ 400,209	339,754
Current liabilities denominated in RMB	1,055,833	968,136
Cash Cash Equivalents And Short Term Investments | Concentration of credit risk | China
Significant Accounting Policies
Cash, cash equivalents and short-term investments	2,200,000	1,600,000
Cash Cash Equivalents And Short Term Investments | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 2,039,600	$ 1,487,600
Percentage of benchmark derived from specified source	85.00%	63.00%
Consolidated net revenues benchmark | Customer concentration risk
Significant Accounting Policies
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	11.00%	13.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Another customer
Significant Accounting Policies
Percentage of benchmark derived from specified source	10.00%	11.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Accounts receivable	$ 396,700	$ 336,800
Current liabilities | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Current liabilities denominated in RMB	$ 1,028,900	$ 947,700
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Significant Accounting Policies
Percentage of benchmark derived from specified source	32.00%	35.00%	37.00%
Number of advertising agencies | Agency	10